Contract Balances - Summary Of Reconciliation of Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	¥ 30,903	¥ 7,687
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	30,903	7,687
Government Cooperative Arrangements [Member]
Accounts receivable	15,983	2,772
Other Customers [Member]
Accounts receivable	¥ 14,920	¥ 4,915